Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
12.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2015	December 31, 2014
Employee related liabilities	283	273
Employee compensated absences	104	114
Taxes other than income taxes	54	68
Advances	44	33
Payables to equity-method investments	49	50
Obligations for capacity rights	—	2
Derivative instruments	25	73
Provision for restructuring	26	32
Current portion of pension	8	9
Royalties	19	26
Others	91	161

Total	703	841

Derivative instruments are further described in Note 23.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2015 and December 31, 2014, presented cumulatively in line “Others”.